Content Assets, Net (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Content Assets, Net [Line Items]
Intangible asset useful life current	12 months
Amortization expenses (in Dollars)	$ 1,372,200	$ 550,600
Minimum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current	18 months
Maximum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current	36 months